Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2019
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner

8.  REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2019 and 2018, redemption payable of $349,083 and $68,133, respectively, was related to profit share earned during the year and allocated to the Managing Owner at each year-end and subsequently paid.